Long Term Deposit and Prepayment (Tables)	12 Months Ended
Nov. 30, 2024
Long Term Deposit and Prepayment [Abstract]
Schedule of Long Term Deposit and Prepayment

Long term deposit and prepayment consist of the following:

	As of November 30,
	2023	2024	2024
	HK$	HK$	US$
Rental deposit	265,980	—	—
Prepayment of consulting fee	—	500,000	64,263
Total	265,980	500,000	64,263